                               REMBRANDT FUNDS(R)

                           Latin America Equity Fund


                       Supplement dated January 30, 1997
                       to Prospectus dated April 1, 1996


     The Prospectus dated April 1, 1996 for the Rembrandt Funds(R) is hereby amended and supplemented by the addition of the following unaudited financial information for the Latin America Equity Fund for the six months ended December 31, 1996.


Financial Highlights (unaudited)
For the Six Months Ended December 31, 1996

For a Share Outstanding Throughout the Period


                                                                  Unaudited
                                                            -------------------
                                                                   For the
                                                              Six Months Ended
                                                                December 31,
                                                                   1996(1)
                                                            -------------------

Net Asset Value, Beginning of Period                                   $ 10.00
Net Investment Loss                                                      (0.02)
Realized and Unrealized Gains on Securities                               0.26
Dividends from Net Investment Income                                      0.00
Distributions from Capital Gains                                          0.00
Net Asset Value, End of Period                                         $ 10.24
Total Return                                                              2.40%
Net Assets, End of Period (000)                                        $11,490
Ratio of Expenses to Average Net Assets                                   2.09%
Ratio of Net Investment Loss to Average Net Assets                       (0.55)%
Ratio of Expenses to Average Net Assets (Excluding Waivers)               2.09%
Ratio of Net Investment Loss to Average Net Assets
  (Excluding Waivers)                                                    (0.55)%
Portfolio Turnover Rate                                                     10%
Average Commission Rate+                                               $0.0004
                                                            -------------------

(1) Commenced operations on July 1, 1996. All ratios except total return for the period have been annualized.
+ Average commissions rate paid per share for security purchases and sales during the period.

The accompanying notes are an integral part of the financial statements.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                               REMBRANDT FUNDS(R)

                           Latin America Equity Fund


                       Supplement dated January 30, 1997
         to the Statement of Additional Information dated April 1, 1996


     The Statement of Additional Information dated April 1, 1996 for the Rembrandt Funds(R) is hereby amended and supplemented by the addition of the following unaudited financial information for the Latin America Equity Fund for the period ended December 31, 1996.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                [LOGO OF REMBRANDT APPEARS HERE]

Schedule of Investments (Unaudited)

Latin America Equity Fund

[PIE CHART APPEARS HERE]


                                                                       Market
Description                                                Shares    Value (000)
===============================================================================
Foreign Common Stocks -- 67.3%
 Argentina -- 9.1%
  Disco*                                                     10,000    $    280
  Perez Companc                                              50,000         352
  Siderar, Cl A*                                             71,500         206
  Telefonica de Argentina ADR                                 8,000         207
                                                                       --------
                                                                          1,045
                                                                       --------
 Brazil -- 19.6%
  Bompreco Supermercado GDR                                  11,500         207
  Centrais Electricas Bras                                1,500,000         537
  Light Participacoes*                                    1,200,000         291
  Telebras ADR                                               11,000         845
  Transportes Aerose Region, ADR*                            25,000         378
                                                                       --------
                                                                          2,258
                                                                       --------
 Chile -- 11.7%
  Andina Embotelladora ADR                                    6,000         183
  CIA Telecomunicacion Chile ADR*                             2,500         253
  Enersis ADR                                                10,000         276
  Quimica y Minera Chile                                      3,500         189
  Santa Isabel ADR                                           10,000         226
  Vina Concha y Toro Chile ADR                                9,500         223
                                                                       --------
                                                                          1,350
                                                                       --------
 Mexico -- 17.0%
  Empresas ICA, ADR*                                         25,000         366
  Gruma, Cl B*                                               40,000         244
  Grupo Imsa, ADR*                                           11,250         214
  Grupo Industrial Durango, ADR*                             20,000         210
  Grupo Televisa*                                             6,000         154
  Kimberly Clark, Cl A                                       10,000         194
  Panamerican Beverages, ADR                                  8,000         375
  Sanluis                                                    30,000         191
                                                                       --------
                                                                          1,948
                                                                       --------
 Panama -- 1.8%
  Bladex                                                      4,000         203
                                                                       --------
 Peru -- 6.4%
  Cementos Lima                                              15,000         220
  Credicorp                                                  12,500         231
  Telefonica de Peru ADR                                     15,000         283
                                                                       --------
                                                                            734
                                                                       --------
 United States -- 1.7%
  BHI                                                        10,000         197
                                                                       --------
Total Foreign Common Stocks
 (Cost $7,318)                                                            7,735
                                                                       --------
Foreign Preferred Stocks -- 22.6%
 Brazil -- 22.6%
  Banco Bradesco                                         30,000,000         217
  CIA Bras Distr Pao Acucar                              10,000,000         178
  CIA Cervejaria Brahma                                     500,000         273
  CIA Energetica Minas                                   12,000,000         409
  CIA Vale Do Rio Doce                                       10,000         193
  Dixie Toga                                                200,000         152
  Ericsson Telecomunoicacoes*                            15,000,000         231
  Ipiranga CIA Petroleo                                  12,500,000         182
  Itau Banco*                                               450,000         195
  Petrol Brasileiros                                      1,500,000         239
  Telecomunicacoes de Sao Paulo*                          1,500,000         325
                                                                       --------
                                                                          2,594
                                                                       --------
Total Foreign Preferred Stocks
 (Cost $2,594)                                                            2,594
                                                                       --------
Total Investments -- 89.9%
 (Cost $9,912)                                                           10,329
                                                                       --------
Other Assets and Liabilities, Net -- 10.1%                                1,161
                                                                       --------
Total Net Assets -- 100.0%                                             $ 11,490
                                                                       ========

-------------------------------------------------------------------------------
* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
                                                                              1
-------------------------------------------------------------------------------

================================================================================

Statement of Assets and Liabilities (000) (Unaudited)

For the Six Months Ended December 31, 1996



                                                                 Latin America
                                                                  Equity Fund
==============================================================================
Assets:
   Investments at market value (Cost $9,912)                          $ 10,329
   Cash and foreign currency                                             1,407
   Receivable for capital shares sold                                        9
   Other assets                                                             13
                                                                      --------
   Total assets                                                         11,758
                                                                      --------

Liabilities:
   Payable for investment securities purchased                             232
   Payable for capital shares repurchased                                    3
   Other liabilities                                                        33
                                                                      --------
   Total liabilities                                                       268
                                                                      --------
Net assets:
   Portfolio shares of the Trust Class (unlimited authorization -
    no par value) based on 1,121,552 outstanding shares of
    beneficial interest, respectively                                   11,208
   Accumulated net investment loss                                         (24)
   Accumulated net realized loss on investments                           (108)
   Accumulated net realized loss from foreign currency transactions         (3)
   Net unrealized appreciation on investments                              417
                                                                      --------
Net Assets                                                            $ 11,490
                                                                      =========
Net Asset Value, Offering and Redemption Price Per Share --
   Trust Class                                                        $  10.24
                                                                      ========







    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

Statement of Operations (000) (Unaudited)


For the Six Months Ended December 31, 1996


                                                                          Latin
                                                                         America
                                                                         Fund(1)
--------------------------------------------------------------------------------
Investment Income:
   Dividends                                                             $   50
   Interest                                                                  22
   Less: foreign taxes withheld                                              (4)
                                                                         ------
     Total investment income                                                 68
                                                                         ------
Expenses:
   Administration fees                                                        7
   Investment advisory fees                                                  44
   Custodian fees                                                            24
   Transfer agent fees                                                        1
   Professional fees                                                          1
   Registration & filing fees                                                 7
   Printing                                                                   1
   Pricing                                                                    6
   Amortization of deferred organization costs                                1
                                                                         ------
     Total Expenses                                                          92
                                                                         ------
Net Investment Loss                                                         (24)
                                                                         ------
Net Realized and Unrealized Gain (Loss)
 On Investments:
   Net realized loss from security transactions                            (108)
   Net realized loss from foreign currency transactions                      (3)
   Net change in unrealized appreciation on investments                     417
                                                                         ------
   Net Increase In Net Assets From Operations                            $  282
                                                                         ======

(1) Commenced operations on 7/1/96.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Statement of Changes in Net Assets (000) (Unaudited)

                                                                                                                           Latin
                                                                                                                          America
                                                                                                                          Equity
                                                                                                                           Fund*
==================================================================================================================================
                                                                                                                            1996
==================================================================================================================================
Operations:
  Net investment loss                                                                                                      $   (24)
  Net realized loss from security and foreign currency transactions                                                           (111)
  Net change in unrealized appreciation on investments and foreign currency transactions                                       417
                                                                                                                          --------
  Net increase in net assets resulting from operations                                                                         282
                                                                                                                          --------
Dividends distributed from:
  Net investment income:
    Trust Class                                                                                                                 --
  Net realized gains:
    Trust Class                                                                                                                 --
                                                                                                                          --------
       Total dividends distributed                                                                                              --
                                                                                                                          --------
Capital share transactions:
  Trust Class:
   Proceeds from shares issued                                                                                              11,807
   Shares issued in lieu of cash distributions                                                                                  --
   Cost of shares repurchased                                                                                                 (599)
                                                                                                                          --------
   Increase in net assets derived from Trust Class transactions                                                             11,208
                                                                                                                          --------
  Net increase in net assets                                                                                                11,490

Net assets:
  Beginning of period                                                                                                           --
                                                                                                                          --------
  End of period                                                                                                            $11,490
                                                                                                                          ========
Capital share transactions:
  Trust Class:
    Shares issued                                                                                                            1,182
    Shares issued in lieu of cash distributions                                                                                 --
    Shares repurchased                                                                                                         (60)
                                                                                                                          --------
    Total Trust Class transactions                                                                                           1,122
                                                                                                                          ========

*Commenced operations on July 1, 1996.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Financial Highlights (Unaudited)


For a Share Outstanding Throughout the Period







                                                        Realized
                              Net Asset                   and         Dividends   Distributions
                                Value         Net      Unrealized      from Net       from
                              Beginning   Investment    Gains on      Investment     Capital
                              of Period      Loss      Securities       Income        Gains
-----------------------------------------------------------------------------------------------
 Latin America Equity Fund
-----------------------------------------------------------------------------------------------
 Trust Class
 1996(1)                        $10.00      $(0.02)       $0.26          $0.00        $0.00
-----------------------------------------------------------------------------------------------

1. Commenced operations on July 1, 1996. All ratios except total return for the period have been annualized.
+ Average commission rate paid per share for security purchases and sales during the period.






    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               December 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]



                                                                                             Ratio of Net
                                                                                              Investment
                                                       Ratio of Net     Ratio of Expenses      Loss to
                                         Ratio of       Investment        to Average           Average
 Net Asset             Net Assets        Expenses        Loss to          Net Assets          Net Assets     Portfolio    Average
 Value End   Total       End of         to Average       Average          (Excluding          (Excluding      Turnover   Commission
 of Period   Return    Period (000)     Net Assets      Net Assets          Waivers)           Waivers)         Rate       Rate+
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

  $10.24     2.40%         $11,490         2.09%          (0.55)%             2.09%              (0.55)%         10%       $0.0004
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. Organization

Rembrandt Funds(R) (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 18 funds: Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund (collectively "the Money Market Funds"), Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund (formerly the Global Fixed Income Fund), Limited Volatility Fixed Income Fund (collectively "the Fixed Income Funds"), Balanced Fund, Value Fund, Growth Fund, International Equity Fund, Small Cap Fund, TransEurope Fund, Asian Tigers Fund and Latin America Equity Fund (collectively "the Equity Funds"). The Limited Volatility Fixed Income Fund and TransEurope Fund had not yet commenced operations as of December 31, 1996. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer two classes of shares: Trust Class and Investor Class.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.
     Security Valuation--Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost. Foreign securities in the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Investment securities held by the Money Market Funds are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

     Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.

     Security Transactions and Related Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

     Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     Net Asset Value Per Share--The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     Foreign Currency Transactions--With respect to the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund (the "International Funds"), the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.
     The International Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
     Forward Foreign Currency Contracts--The International Fixed Income Fund enters into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.
     Maturity Dates--Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Statements of Net Assets are the shorter of the effective put/demand date or the ultimate maturity date.
     Classes--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Expenses--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     Other--Distributions from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Distributions from net investment income for the Money Market Funds are distributed to shareholders daily. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, that may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. Administration and Distribution Agreements

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement. Under the terms of the Administration Agreement (the "Administration Agreement"), the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .15% of the average daily net assets of each Fund.
     The Trust and Rembrandt Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI Financial Services Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement for Trust Class shares of any Fund. The Distributor is entitled to a fee of .25% of the average daily net assets of the Investor Class shares of each Fund.

4. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $53,000 for organizational work performed by a law firm of which an officer of the Trust is a partner.
     Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.
     During the year ended December 31, 1996, ABN AMRO-NSM International Funds Management B.V. ("ABN AMRO"), an affiliate of the Advisor, contributed $196,900 and $43,300 to the International Equity Fund and the Asian Tigers Fund, respectively. The payments represented reimbursements for certain transactions effected with affiliated brokers. The payments, which have been accounted for as contributions to capital, increased net asset value per share by $.03 for the International Equity Fund and by $.02 for the Asian Tigers Funds.


5. Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with LaSalle Street Capital Management, Ltd. (the "Advisor"), under which the Advisor is entitled to an annual fee equal to .60% of the average daily net assets of each of the Fixed Income, Intermediate Government Fixed Income, Limited Volatility Fixed Income and Tax-Exempt Fixed Income Funds; .80% of the average daily net assets of the International Fixed Income, Value, Growth, and Small Cap Funds; 1.00% of the average daily net assets of the International Equity, TransEurope, Latin America Equity and Asian Tigers Funds; .70% of the average daily net assets of the Balanced Fund; .35% of the average daily net assets of the Treasury Money Market, Money Market, and Tax-Exempt Money Market Funds, and .20% of the average daily net assets of the Government Money Market Fund. The Advisor has voluntarily agreed for an indefinite period of time, to waive a

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                [LOGO OF REMBRANDT APPEARS HERE]

portion of its fee in an amount equal to .10% of the average daily net assets of each of the Fixed Income Funds, except the International Fixed Income Fund. The Advisor has also voluntarily agreed for an indefinite period of time, to waive a portion of its fee in an amount equal to .15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund.
     ABN AMRO-NSM International Funds Management B.V. has entered into a sub-advisory agreement with the Advisor and serves as Sub-Advisor to the International Funds. Sub-Advisory fees are paid by the Advisor.

6. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments, during the year ended December 31, 1996 were as follows:

                                      Purchases    Sales
                                        (000)      (000)
                                      ---------   -------
Latin America Equity                   $10,505      $718

     At December 31, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at December 31, 1996, is as follows:

                                                            Net
                           Appreciated   Depreciated    Unrealized
                           Securities    Securities    Appreciation
                              (000)         (000)          (000)
                           -----------   -----------   ------------
Latin America Equity          $753          $336           $417

--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------